Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations [Line Items]
Total borrowings of the independents and affiliates subject to guarantee	$ 904,662
Guarantees related to borrowings	90,000	$ 78,000
Guarantees related to borrowings, other long-term liabilities	$ 90,000	$ 78,000
Minimum
Guarantor Obligations [Line Items]
Guaranteed obligations maturity (in years)	1 year
Maximum
Guarantor Obligations [Line Items]
Guaranteed obligations maturity (in years)	6 years